Document and Entity Information	Apr. 03, 2017
Risk/Return:
Document Type	497
Document Period End Date	Sep. 30, 2016
Registrant Name	FRANKLIN MANAGED TRUST
Central Index Key	0000805650
Amendment Flag	false
Document Creation Date	Apr. 03, 2017
Document Effective Date	Apr. 03, 2017
Prospectus Date	Feb. 01, 2017
Franklin Rising Dividends Fund-14 | FRANKLIN RISING DIVIDENDS FUND | ADVISOR CLASS
Risk/Return:
Trading Symbol	FRDAX
Franklin Rising Dividends Fund-14 | FRANKLIN RISING DIVIDENDS FUND | CLASS A
Risk/Return:
Trading Symbol	FRDPX
Franklin Rising Dividends Fund-14 | FRANKLIN RISING DIVIDENDS FUND | CLASS C
Risk/Return:
Trading Symbol	FRDTX
Franklin Rising Dividends Fund-14 | FRANKLIN RISING DIVIDENDS FUND | CLASS R
Risk/Return:
Trading Symbol	FRDRX
Franklin Rising Dividends Fund-14 | FRANKLIN RISING DIVIDENDS FUND | Class R6
Risk/Return:
Trading Symbol	FRISX